Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of estimated useful lives

Estimated
Category	useful lives
Buildings	20 years
Leasehold improvements	2-3 years
Furniture, office equipment	3-5 years
Motor vehicles	3-4 years
Software	2-10 years